Note 22. Employee Benefits (Detail) - Weighted Average Assumptions Used in Determining Net Periodic Benefit Cost and Projected Benefit Obligation of Defined Benefit Pension Plans:	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Projected Benefit Obligation - Expected Return On Plan Assets [Member] | Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	5.75%	6.00%	6.50%
Projected Benefit Obligation - Expected Return On Plan Assets [Member] | Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	8.00%	8.00%	8.00%
Benefit Cost - Expected Return On Plan Assets [Member] | Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	6.00%	6.50%	6.90%
Benefit Cost - Expected Return On Plan Assets [Member] | Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	8.00%	8.00%	8.00%
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation
Discount rate	4.25%	5.40%	5.40%
Discount rate	5.40%	5.40%	6.50%
Rate of compensation increase	3.50%	3.50%	3.75%
Rate of compensation increase	3.25%	3.50%	3.50%
Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Discount rate	3.52%	4.50%	5.24%
Discount rate	4.50%	5.24%	5.75%
Rate of compensation increase			4.50%